Label	Element	Value
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	12.50%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Steel Dynamics, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.00%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Vulcan Materials Co. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.00%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Smurfit WestRock PLC [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.00%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Air Products & Chemicals, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.00%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Packaging Corp. of America [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.00%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | International Paper Co. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.00%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Albemarle Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.00%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Martin Marietta Materials, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.00%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Corteva, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.00%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Materials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	25.20%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Industrials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	25.20%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Consumer Discretionary [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	25.00%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Information Technology [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	24.30%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.30%